CASH AND CASH EQUIVALENTS - Foreign currency risks (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash and cash equivalents [abstract]
Foreign denominated cash	R 0.0	R 0.0	R 0.0